Segment Information Reconciled to Income Before Income Tax and Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Lease rental income	$ 510,466	$ 504,225	$ 468,732
Management fees	15,610	17,408	19,921
Trading container sales proceeds	12,670	27,989	12,980
Gains on sale of containers, net	3,454	13,469	27,340
Total revenue	542,200	563,091	528,973
Depreciation expense	191,373	163,488	140,083
Container impairment	35,345	13,108	8,891
Interest expense	76,521	85,931	85,174
Unrealized gains on interest rate swaps, collars and caps, net	(1,947)	1,512	8,656
Segment income before income tax and noncontrolling interests	119,158	176,986	196,205
Total assets	4,386,254	4,358,977	3,908,983
Purchases of long-lived assets	511,339	858,955	700,529
External Customers
Segment Reporting Information [Line Items]
Management fees	15,610	17,408	19,921
Eliminations
Segment Reporting Information [Line Items]
Total revenue	(55,724)	(59,238)	(55,385)
Depreciation expense	(5,946)	(5,352)	(4,692)
Segment income before income tax and noncontrolling interests	786	(3,888)	(3,850)
Total assets	(112,378)	(100,042)	(78,155)
Eliminations | Inter-segment
Segment Reporting Information [Line Items]
Management fees	(55,724)	(59,238)	(55,385)
Container Ownership
Segment Reporting Information [Line Items]
Lease rental income	508,876	502,596	467,647
Gains on sale of containers, net	3,454	13,469	27,340
Total revenue	512,647	516,410	495,362
Depreciation expense	196,527	167,928	143,898
Container impairment	35,345	13,108	8,891
Interest expense	76,521	85,931	85,174
Unrealized gains on interest rate swaps, collars and caps, net	(1,947)	1,512	8,656
Segment income before income tax and noncontrolling interests	87,015	143,618	160,145
Total assets	4,369,138	4,329,318	3,861,688
Purchases of long-lived assets	510,269	858,293	699,638
Container Ownership | External Customers
Segment Reporting Information [Line Items]
Management fees	317	345	375
Container Management
Segment Reporting Information [Line Items]
Lease rental income	1,590	1,629	1,085
Total revenue	59,212	64,317	62,005
Depreciation expense	792	912	877
Segment income before income tax and noncontrolling interests	26,305	30,298	33,011
Total assets	117,033	116,415	108,227
Purchases of long-lived assets	1,070	662	891
Container Management | External Customers
Segment Reporting Information [Line Items]
Management fees	12,002	13,656	15,904
Container Management | Inter-segment
Segment Reporting Information [Line Items]
Management fees	45,620	49,032	45,016
Container Resale
Segment Reporting Information [Line Items]
Trading container sales proceeds	12,670	27,989	12,980
Total revenue	26,065	41,602	26,991
Segment income before income tax and noncontrolling interests	9,335	10,249	10,740
Total assets	5,210	8,190	14,211
Container Resale | External Customers
Segment Reporting Information [Line Items]
Management fees	3,291	3,407	3,642
Container Resale | Inter-segment
Segment Reporting Information [Line Items]
Management fees	10,104	10,206	10,369
Other
Segment Reporting Information [Line Items]
Segment income before income tax and noncontrolling interests	(4,283)	(3,291)	(3,841)
Total assets	$ 7,251	$ 5,096	$ 3,012